UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 5/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2009 (Unaudited)

DWS International Value Opportunities Fund

	Shares	Value ($)

Common Stocks 95.8%
Canada 2.3%
Silver Wheaton Corp.*	15,000	157,800
Yamana Gold, Inc.	15,000	176,414

(Cost $324,888)		334,214
China 4.0%
China Life Insurance Co., Ltd. "H"	70,000	255,634
China Petroleum & Chemical Corp. "H"	300,000	245,014
Sinopec Shanghai Petrochemical Co., Ltd. "H"*	200,000	74,852

(Cost $568,071)		575,500

Denmark 1.3%
A P Moller-Maersk AS "B" (Cost $214,043)	30	186,518
Finland 0.7%
Nokia Oyj (Cost $182,172)	7,000	107,214
France 8.3%
Carrefour SA	8,000	358,377
Etam	4,000	79,224
PagesJaunes Groupe (a)	22,000	267,492
Sanofi-Aventis	3,000	191,117
Total SA (a)	5,000	289,418

(Cost $1,060,461)		1,185,628
Germany 23.7%
Allianz SE (Registered) (a)	3,000	295,741
Aurubis AG	5,000	155,175
Bayer AG (a)	4,000	227,767
Custodia Holding AG	60	36,439
Daldrup & Soehne AG*	5,000	161,312
Deutsche Boerse AG (a)	3,000	261,931
Deutsche Telekom AG (Registered)	25,000	287,520
E.ON AG	7,000	247,501
Fresenius SE	5,000	241,262
INTERSEROH SE	2,500	122,129
Merck KGaA	2,000	192,579
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,000	280,618
SAP AG (a)	6,000	258,302
Siemens AG (Registered)	1,500	109,558
Vossloh AG	3,000	334,224
VTG AG*	15,000	186,094

(Cost $4,016,719)		3,398,152
Greece 1.5%
OPAP SA (Cost $194,069)	7,000	216,277
Hong Kong 2.6%
China Mobile Ltd.	27,000	264,019
China Resources Enterprise Ltd.	50,000	110,349

(Cost $342,155)		374,368
Italy 3.2%
Eni SpA	9,000	217,870
Impregilo SpA (a)	75,000	240,669

(Cost $535,694)		458,539
Japan 6.5%
Canon, Inc.	7,000	232,401
FANUC Ltd.	2,500	202,029
Komatsu Ltd.	15,000	219,095
Toyota Motor Corp.	7,000	280,419

(Cost $797,409)		933,944
Luxembourg 1.9%
ArcelorMittal (Cost $224,155)	8,000	266,562
Netherlands 5.8%
Crucell NV (ADR)*	11,000	242,550
Royal Dutch Shell PLC "A"	13,000	349,184

TNT NV	12,300	241,966

(Cost $744,179)		833,700
Norway 1.5%
StatoilHydro ASA (Cost $216,642)	10,000	210,670
Portugal 4.3%
EDP - Energias de Portugal SA	60,000	241,221
Galp Energia, SGPS, SA "B"	24,000	378,064

(Cost $492,828)		619,285
Russia 1.6%
Gazprom (ADR) (Cost $438,683)	10,000	230,700
South Africa 2.6%
Aquarius Platinum Ltd.	48,888	242,931
Gold Fields Ltd. (ADR)	10,000	135,800

(Cost $237,830)		378,731
Spain 1.8%
Endesa SA (Cost $231,180)	10,000	260,665
Sweden 0.3%
Scania AB "A" (Cost $31,651)	4,000	40,729
Switzerland 6.6%
Nestle SA (Registered)	8,000	290,708
Novartis AG (Registered)	5,000	199,906
Roche Holding AG (Genusschein)	1,700	231,984
UBS AG (Registered)*	15,000	226,778

(Cost $905,092)		949,376
United Kingdom 12.0%
Anglo American PLC	10,000	292,707
Babcock International Group PLC	35,000	262,298
BG Group PLC	18,000	329,871
BHP Billiton PLC	12,000	287,479
Centrica PLC	55,000	219,067
Next PLC	7,000	166,525
Vodafone Group PLC	90,000	169,371

(Cost $1,674,644)		1,727,318
United States 3.3%
CME Group, Inc.	800	257,312
IntercontinentalExchange, Inc.*	2,000	215,580

(Cost $431,453)		472,892

Total Common Stocks (Cost $13,864,018)		13,760,982
Preferred Stocks 3.1%
Germany
Eurokai KGaA	3,500	160,281
Volkswagen AG	4,000	286,172

Total Preferred Stocks (Cost $470,805)		446,453

					Contracts	Value ($)

Call Options Purchased 0.1%
Germany
Bayer AG, Expiration Date 8/21/09, Strike Price $56.6 (Cost $7,937)					30	11,918
					Shares	Value ($)

Securities Lending Collateral 11.9%
Daily Assets Fund Institutional, 0.53% (b) (c) (Cost $1,712,496)					1,712,496	1,712,496
Cash Equivalents 0.5%
Cash Management QP Trust, 0.39% (b) (Cost $73,635)					73,635	73,635
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $16,128,891) †					111.4	16,005,484
Other Assets and Liabilities, Net					(11.4)	(1,640,483)

Net Assets					100.0	14,365,001

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $16,189,108. At May 31, 2009, net unrealized depreciation for all securities based on tax cost was $183,624. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,476,521 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,660,145.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2009 amounted to $1,682,194 which is 11.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
At May 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)		Unrealized Depreciation ($)

DAX Index	6/19/2009	10	1,651,888	1,744,505		(92,617)

At May 31, 2009, open written options contracts were as follows:
Written Options			Contract Amount	Expiration Date	Strike Price ($)	Value ($)*

Put Options
Bayer AG (Premiums received $5,155)			30	8/21/2009	48.1	3,011
*	Unrealized appreciation at May 31, 2009 was $2,144.

At May 31, 2009, the DWS International Value Opportunities Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common & Preferred Stocks and Options Purchased
Energy	2,412,103	16.9%
Industrials	2,305,590	16.2%
Financials	1,830,033	12.9%
Materials	1,789,720	12.6%
Health Care	1,539,083	10.8%
Consumer Discretionary	1,406,458	9.9%
Utilities	968,454	6.8%
Telecommunication Services	720,910	5.1%
Consumer Staples	649,085	4.6%
Information Technology	597,917	4.2%
Total	14,219,353	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements

.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities	Options Written, at Value	Other Financial Instruments††
Level 1	$ 3,140,569	$ (3,011)	$ (92,617)
Level 2	12,864,915	-	-
Level 3	-	-	-
Total	$ 16,005,484	$ (3,011)	$ (92,617)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of May 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and option contracts.

Primary Underlying Risk Disclosure	Futures	Options
Interest Rate Contracts	$ -	$ -
Foreign Exchange Contracts	$ -	$ -
Credit Contracts	$ -	$ -
Equity Contracts	$ (92,617)	$ 2,144
Other Contracts	$ -	$ -

Futures. The Fund is subject to equity risk. The Fund invests in futures to hedge against anticipated equity market changes. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Options. The Fund is subject to equity risk. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets; as a temporary substitute for selling selected investments; to lock in the purchase price of a security or currency which it expects to purchase in the near future; as a temporary substitute for purchasing selected investments; and to enhance potential gain. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. For exchange traded contracts the counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. The Fund's maximum exposure to purchased options is limited to the premium initially paid.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Value Opportunities Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Value Opportunities Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 20, 2009